LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Disclosure of detailed information about loan payable [Table Text Block]
	Sprott Facility	SSR VTB Note	Total
Balance as at December 31, 2020	$-	$-	$-
Proceeds	52,933	9,682	62,615
Interest accretion	2,474	192	2,666
Repayments	(1,487)	-	(1,487)
Foreign exchange	341	283	624
Balance as at December 31, 2021	$54,261	$10,157	$64,418